Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2018	KRW (₩)	USD ($)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	₩ 30,000,000,000
Structured bonds [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	50,000,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		$ 300,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	400,000,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	12,250,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		400,000,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	40,253,000
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		40,253,000
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	500,000,000
Fixed-to-fixed cross currency swap, Mar. 7, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		300,000,000
Fixed-to-fixed cross currency swap, Mar. 7, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000,000
Floating-to-fixed interest rate swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $		$ 500,000,000
Floating-to-fixed interest rate swap, Dec.16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	300,000,000
Floating-to-fixed interest rate swap, Jan. 30, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	12,250,000,000
Floating-to-fixed interest rate swap, Jan. 30, 2017 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	₩ 86,750,000,000